Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	May 05, 2025 USD ($) shares
Subsequent Events [Line Items]
Consideration amount | $	$ 3.7
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares purchases | shares	1,568,611